Annual Total Returns- Janus Henderson Overseas Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Overseas Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.71%)	12.52%	12.19%	(13.62%)	(8.51%)	(6.86%)	31.33%	(15.30%)	27.12%	16.70%